Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2014 Reporting_Unit Segment Contract	Sep. 30, 2013 Segment Contract Reporting_Unit	Sep. 30, 2012	Sep. 30, 2011
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Percentage of ownership interest owned by parent	100.00%			100.00%
Fee paid for waiver		$ 0		$ 175,000	$ 0
Amount of waiver to maintain access to revolving credit facility	700,000			700,000
Waiver expiry date	May 02, 2014
Amount of new revolving credit agreement	45,000,000			45,000,000
Number of contracts				3	3
Maturity period of cash and cash equivalents				3 months	3 months
Intangible assets, amortization period					1 year 7 months 6 days
Number of segments				1	1
Number of reporting units				2	2
Changes to goodwill during period				0	0	0	0
Goodwill impairment			0	0	0
Intangible assets, net	1,429,000		2,040,000	1,429,000	2,040,000	5,242,000
Equity market information				There is no public market for Alion’s redeemable common stock and therefore no observable price for its equity, individually or in the aggregate.
Benefit from decreased share redemption obligation				67,500,000	67,500,000
Redeemable common stock	$ 61,031,000		$ 61,895,000	$ 61,031,000	$ 61,895,000	$ 110,740,000
Redeemable common stock, price per share	$ 8.10			$ 8.10
Software [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Intangible assets, amortization period				3 years
Secured Notes and Warrants [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Maturity of debt				Nov. 01, 2014	Nov. 01, 2014
Unsecured Notes [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Maturity of debt				Feb. 01, 2015	Feb. 01, 2015
Accounts Receivable Concentration Risk [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Percentage of receivables due from commercial customers				21.00%
Minimum [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Percentage of income tax benefit				50.00%	50.00%
Maximum [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Intangible assets, amortization period				1 year 4 months 24 days
Equipment [Member]
Schedule Of Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives				5 years	5 years